SUPPLEMENT DATED MAY 30, 2008

TO

PROSPECTUS DATED MAY 1, 2008

FOR

FUTURITY ACCUMULATOR II VARIABLE UNIVERSAL LIFE INSURANCE
FUTURITY PROTECTOR II VARIABLE UNIVERSAL LIFE INSURANCE
FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE
SUN EXECUTIVE VARIABLE UNIVERSAL LIFE INSURANCE
SUN PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

Effective August 1, 2008, the name of the SCSM FI Large Cap Growth Fund is SCSM WMC Large Cap Growth Fund.  Wellington Management Company, LLP is the subadviser of the SCSM WMC Large Cap Growth Fund.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.